Consolidated statements of changes in stockholders' equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional paid in capital [Member]	Treasury shares [Member]	Warrants [Member]	Retained earnings [Member]	Accumulated other comprehensive income / (loss) [Member]	Total common stockholders' equity [Member]	Noncontrolling interest [Member]
Balance (in shares) at Dec. 31, 2012		91,046,537		(3,377,599.000)
Balance at Dec. 31, 2012	$ 1,162,155	$ 911	$ 764,599	$ (25,933)	$ 26,394	$ 395,601	$ (100)	$ 1,161,472	$ 683
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock issuance, net of forfeitures (in shares)		26,017
Restricted stock issuance, net of forfeitures	(1)	$ 0	(1)					(1)
Stock based compensation expense	19,038		19,038					19,038
Exercised stock options (in shares)		796,848
Exercised stock options	5,461	$ 8	5,453					5,461
Exercise of warrants (in shares)		4,272,775
Exercise of warrants		$ 43	25,664		(25,707)
Treasury stock (in shares)				(207,499)
Treasury stock	(4,316)			$ (4,316)				(4,316)
Excess tax benefits	7,202		7,202					7,202
Equity related to contingent consideration (in shares)		164,576
Equity related to contingent consideration	4,075	$ 2	4,073					4,075
Change in pension liability	223						223	223
Currency translation adjustment	7,525						7,662	7,662	(137)
Net income (loss)	129,604					129,539		129,539	65
Balance (in shares) at Dec. 31, 2013		96,306,753.000		(3,585,098.000)
Balance at Dec. 31, 2013	1,330,966	$ 964	826,028	$ (30,249)	687	525,140	7,785	1,330,355	611
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock issuance, net of forfeitures (in shares)		70,179
Restricted stock issuance, net of forfeitures	(679)	$ 1	(680)					(679)
Stock based compensation expense	18,770		18,770					18,770
Exercised stock options (in shares)		1,108,045
Exercised stock options	9,185	$ 11	9,174					9,185
Exercise of warrants (in shares)		248,189
Exercise of warrants		$ 2	685		(687)
Issuance of performance shares (in shares)		21,603
Issuance of performance shares	(70)		(70)					(70)
Shares issued in employee stock purchase plan (in shares)		110,509
Shares issued in employee stock purchase plan	2,665	$ 1	2,664					2,665
Treasury stock (in shares)				(4,523,885)
Treasury stock	(102,231)			$ (102,231)				(102,231)
Excess tax benefits	7,742		7,742					7,742
Change in pension liability	(1,110)						(1,110)	(1,110)
Currency translation adjustment	(43,694)						(43,636)	(43,636)	(58)
Net income (loss)	174,377					174,365		174,365	12
Balance (in shares) at Dec. 31, 2014		97,865,278.000		(8,108,983)
Balance at Dec. 31, 2014	1,395,921	$ 979	864,313	$ (132,480)	0	699,505	(36,961)	1,395,356	565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Restricted stock issuance, net of forfeitures (in shares)		157,577
Restricted stock issuance, net of forfeitures	(874)	$ 1	(875)					(874)
Stock based compensation expense	$ 21,675		21,675					21,675
Exercised stock options (in shares)	400,000	419,363
Exercised stock options	$ 3,622	$ 4	3,618					3,622
Issuance of performance shares (in shares)		17,282
Issuance of performance shares	(22)		(22)					(22)
Shares issued in employee stock purchase plan (in shares)		146,402
Shares issued in employee stock purchase plan	2,549	$ 2	2,547					2,549
Treasury stock (in shares)				(36,819)
Treasury stock	(838)			$ (838)				(838)
Excess tax benefits	(8)		(8)					(8)
Change in pension liability	46						46	46
Currency translation adjustment	(45,270)						(45,133)	(45,133)	(137)
Net income (loss)	(119,384)					(119,353)		(119,353)	(31)
Balance (in shares) at Dec. 31, 2015		98,605,902.000		(8,145,802)
Balance at Dec. 31, 2015	$ 1,257,417	$ 986	$ 891,248	$ (133,318)	$ 0	$ 580,152	$ (82,048)	$ 1,257,020	$ 397